SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH DECEMBER 1999

        THE CENTRAL EUROPEAN EQUITY, INC.
(Name of registered closed-end investment company)

                                         Approx Asset
Date              Number     Price     Value or Approx       Seller
Each     Ident    Shares      Per       Asset Cov/Shr      or Seller's
Trans     Sec     Purch      Share     at Time of Purch       Broker


12-01     CEE      5200     12.5000         16.56            Weeden & Co
12-02     " "      5200     12.5361         16.57               " "
12-03     " "      5200     12.6875         16.81               " "
12-07     " "      6400     12.8516         17.25               " "
12-09     " "      4000     13.1875         17.77               " "
12-10     " "      6400     13.3457         17.70               " "
12-14     " "      4000     13.3125         17.48               " "
12-15     " "      5300     13.1722         17.38               " "
12-16     " "      7100     13.2975         17.64               " "
12-17     " "      3700     13.2500         17.85               " "
12-20     " "      6400     13.5625         17.99               " "
12-21     " "      6400     13.5527         18.01               " "
12-22     " "      6400     13.5625         18.01               " "


The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          01/03/00

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH DECEMBER 1999

        THE CENTRAL EUROPEAN EQUITY, INC.
(Name of registered closed-end investment company)

                                         Approx Asset
Date              Number     Price     Value or Approx       Seller
Each     Ident    Shares      Per       Asset Cov/Shr      or Seller's
Trans     Sec     Purch      Share     at Time of Purch       Broker

12-23     CEE      6400     13.8047         18.55            Weeden & Co
12-27     " "      7300     13.8382         18.76               " "
12-28     " "      7300     14.1224         18.75               " "
12-29     " "      7300     14.0257         18.86               " "
12-30     " "      7300     14.0000         18.86               " "
12-31     " "      5000     14.3113         18.91               " "


The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          01/03/00




                                     Page 2